Law Offices

Stradley Ronon Stevens & Young, LLP
1250 Connecticut Avenue, NW, Suite 500
Washington, DC  20036
202.822.9611

Direct Dial - (202) 419-8417

January 23, 2013

VIA EDGAR TRANSMISSION
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:	Nationwide Mutual Funds
Initial Registration Statement on Form N-14

Dear Sir or Madam:

Attached for filing, pursuant to the Securities Act of 1933, as amended (the “Securities Act”), is a registration statement on Form N-14 (the “Registration Statement”) of the Nationwide Mutual Funds (the “Registrant”).  The Registration Statement is being filed to register Institutional Class shares of beneficial interest, without par value, of Nationwide Core Plus Bond Fund, a series of the Registrant.

In accordance with Rule 488 under the Securities Act, it is anticipated that the Registration Statement will automatically become effective on February 22, 2013.

Nationwide Core Plus Bond Fund has registered an indefinite number of shares pursuant to Rule 24f-2 under the Securities Act.  Therefore, no filing fee is due at this time.

Please direct any inquiries regarding this filing to my attention at (202) 419-8429 or in my absence to Cillian M. Lynch, Esquire at (202) 419-8416.

Very truly yours,

/s/ Peter M. Hong
Peter M. Hong, Esquire

cc:           Allan Oster, Esquire